COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Oct. 24, 2020
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions	$ 11,697,550
Over allotment
COMMITMENTS AND CONTINGENCIES
Underwriting option period	45 days	45 days
Number of units granted to underwriters	4,500,000	4,500,000
Shares issued underwriters	3,421,570	3,421,570
Number of units expired and unexercised			1,078,430
Deferred fee per Unit	$ 0.35
Deferred underwriting commissions		$ 11,697,550